Schedule of Notional Amount of Non-trading Derivatives (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Notional amount	$ 548,617	$ 512,740
Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	1,725,933	1,548,268
Derivatives held or issued for non-trading purposes [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,590,902	1,386,142
Derivatives held or issued for non-trading purposes [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	105,752	130,162
Derivatives held or issued for non-trading purposes [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,563	4,197
Derivatives held or issued for non-trading purposes [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	25,716	27,767
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Notional amount	1,091,222	917,973
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,051,364	878,784
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	12,234	8,855
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,563	4,197
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	24,061	26,137
Fair value hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Notional amount	343,266	313,461
Fair value hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	343,266	313,461
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Notional amount	291,445	316,790
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	196,272	193,897
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	93,518	121,263
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 1,655	1,630
Hedges of net investment in foreign operations [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Notional amount		44
Hedges of net investment in foreign operations [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount		$ 44